Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The deferred tax assets and liabilities are composed of the following:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforward	5,519	3,324
Accrued expenses	80	66
R&D capitalization	1,335	1,005
Fund raising costs 2021	-	275
Fund raising costs 2023	70	-
Operating lease liability	8	-
Total deferred tax assets	7,012	4,670
Valuation allowance	(7,012)	(4,670
Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred taxes	-	-

Schedule of Theoretical Tax
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Loss before taxation	(11,286)	(14,976)	(17,193)
Theoretical tax credit at applicable statutory rate: 23%	(2,596)	(3,444)	(3,954)
Non-allowable expenses	(244)	(1,026)	(1,527)
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(2,352)	(2,418)	(2,427)
Income tax benefit	-	-	-